Investments - Summary of Short Term Investments and Cash Equivalents (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 33,824	$ 106,626
Unrealized Losses	(5)	(7)
Fair Value	33,819	106,619
Corporate debt securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		12,085
Unrealized Losses		(7)
Fair Value		12,078
Commercial paper [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	14,935	22,962
Fair Value	14,935	22,962
Government securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,985
Unrealized Losses	(5)
Fair Value	3,980
Short-term investments [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	18,920
Unrealized Losses	(5)
Fair Value	18,915
Money market funds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	14,904	71,579
Fair Value	$ 14,904	$ 71,579